DERIVATIVE WARRANT LIABILITIES (Details)	9 Months Ended	10 Months Ended
	Sep. 30, 2022 D $ / shares shares	Dec. 31, 2021 item D $ / shares shares	Jul. 19, 2021 $ / shares
Warrants exercisable term from the completion of business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Threshold period for filling registration statement after business combination	45 days	45 days
Threshold period for filling registration statement within number of days of business combination		60 days
Warrant conversion price	$ 11.50	$ 11.50
Public Warrants expiration term	5 years	5 years
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Percentage of adjustment of redemption price of stock based on market value.	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		30 days
Redemption Of Warrant Price Per Share Equals Or Exceeds18.00
Stock price trigger for redemption of public warrants	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold number of business days before sending notice of redemption to warrant holders	30	30
Redemption period	30 days	30 days
Redemption Of Warrant Price Per Share Equals Or Exceeds10.00
Stock price trigger for redemption of public warrants	$ 10.00	$ 10.00
Class A Ordinary shares
Threshold period for filling registration statement within number of days of business combination	60 days
Threshold issue price per share	$ 9.20	$ 9.20
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Number of trading days on which fair market value of shares is reported | D	10	10
IPO [Member]
Warrants outstanding | shares	12,810,000	12,810,000
IPO [Member] | Public Warrants [Member]
Warrants outstanding | shares	6,900,000	6,900,000
Warrant conversion price			$ 11.50
IPO [Member] | Private Placement Warrants [Member]
Warrants outstanding | shares	5,910,000	5,910,000
IPO [Member] | Class A Ordinary shares | Public Warrants [Member]
Warrant conversion price			$ 11.50